Long-term debt (Details Narrative) - CAD ($) $ in Thousands			12 Months Ended
	Jul. 08, 2024	Dec. 14, 2017	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest paid			$ 3,263	$ 285
Long term debt			53,790	4,379
Long term loans [member]
IfrsStatementLineItems [Line Items]
Loan principal amount		$ 6,071
Percentage of bankers acceptance interest rate		1.98%
Percentage of annual interest rate		4.75%
Loans Maturity		The loans will mature on December 14, 2029.
Interest paid			190	153
Fair value change loss			1,340	137
Long term loans [member] | Loan frem SFF aquisition [member]
IfrsStatementLineItems [Line Items]
Loan principal amount	$ 52,686
Loans Maturity	The remaining term range of the loans are 1 to 15 years maturing between 2026 and 2040.
Interest paid			$ 2,471
Long term loans [member] | Loan frem SFF aquisition [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate	1.56%
Long term loans [member] | Loan frem SFF aquisition [member] | Bottom of range [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate	4.45%
Long term loans [member] | Loan frem SFF aquisition [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate	3.34%
Long term loans [member] | Loan frem SFF aquisition [member] | Top of range [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate	6.06%
Construction loan [member] | Credit agreement [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate			5.085%
Advance amount			$ 10,091
Fee amount			814
Highly affected sectors credit availability program [member]
IfrsStatementLineItems [Line Items]
Loans					$ 1,000
Percentage of annual bank rate					4.00%
Interest paid			28	$ 32
Long term debt			$ 3,461